Accounts Payable and Accrued Expenses (Details) - USD ($)	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Payables and Accruals [Abstract]
Underwriter's marketing fee (See Note 15)	$ 1,800,000	$ 1,800,000
Vendors payable	1,022,480	939,192
Accrued compensation expense	404,251	359,667
Franchise tax payable	285,023	267,323
Insurance premium financing	44,910	71,851
Accrued interest expense	154,516	49,914
Other payables	482,200	429,887	15,000
Total	$ 4,193,380	$ 3,917,834	$ 15,000